Fair Value Measurements - Schedule of Valuation Assumptions (Details) - Level 3	Dec. 31, 2025 yr Decimal	Dec. 31, 2024 Decimal yr
Warrant Shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	1,469,519	1,274,742
Aggregate Value Cap
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	11,250	11,250
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	4.11	3.15
Strike price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.01	0.01
Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | yr	3.18	4.2
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	109	100
Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	3.6	4.3
Dividend Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0	0